Interest-Bearing Liabilities - Summary of Notes, Bonds, Bilateral Loans and Committed Credit (Detail) € in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 SEK (kr)
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities			kr 32,703		kr 38,041
Notes and bond loans [Member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities			kr 20,446		23,188
Changes in fair value due to changes in credit risk 2025	kr (64)
Cumulative changes in fair value due to changes in credit risk 2025	kr 451
Notes and bond loans [Member] | Dec 22, 2025 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 150
Coupon		2.741%	2.741%	2.741%
Currency	USD
Maturity date	Dec 22, 2025
Interest-bearing liabilities			kr 0		1,611
Changes in fair value due to changes in credit risk 2025	kr (24)
Cumulative changes in fair value due to changes in credit risk 2025	kr 0
Notes and bond loans [Member] | Dec 30, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 200
Coupon		3.02%	3.02%	3.02%
Currency	USD
Maturity date	Dec 30, 2030
Interest-bearing liabilities			kr 1,703		1,918
Changes in fair value due to changes in credit risk 2025	kr (20)
Cumulative changes in fair value due to changes in credit risk 2025	kr 100
Notes and bond loans [Member] | May 26, 2029 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €				€ 500
Coupon		1.00%	1.00%	1.00%
Currency	EUR
Maturity date	May 26, 2029
Interest-bearing liabilities			kr 5,045		5,222
Changes in fair value due to changes in credit risk 2025	kr 33
Cumulative changes in fair value due to changes in credit risk 2025	kr 70
Notes and bond loans [Member] | Feb 8, 2027 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €				€ 750
Coupon		1.125%	1.125%	1.125%
Currency	EUR
Maturity date	Feb 8, 2027
Interest-bearing liabilities			kr 7,990		8,314
Changes in fair value due to changes in credit risk 2025	kr (16)
Cumulative changes in fair value due to changes in credit risk 2025	kr 61
Notes and bond loans [Member] | May 29, 2028 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €				€ 500
Coupon		5.375%	5.375%	5.375%
Currency	EUR
Maturity date	May 29, 2028
Interest-bearing liabilities			kr 5,708		6,123
Changes in fair value due to changes in credit risk 2025	kr (37)
Cumulative changes in fair value due to changes in credit risk 2025	kr 220
Bilateral Loans And Syndicated Loans [Member] | Dec 18, 2025 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 150
Currency	USD
Maturity date	Dec 18, 2025
Interest-bearing liabilities			0		1,664
Changes in fair value due to changes in credit risk 2025	kr (15)
Cumulative changes in fair value due to changes in credit risk 2025	kr 0
Bilateral Loans And Syndicated Loans [Member] | Jun 21, 2028 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		305
Currency	USD
Maturity date	Jun 21, 2028
Interest-bearing liabilities			2,812		3,329
Changes in fair value due to changes in credit risk 2025	kr 32
Cumulative changes in fair value due to changes in credit risk 2025	kr 9
Bilateral Loans And Syndicated Loans [Member] | Dec 16, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		107
Currency	USD
Maturity date	Dec 16, 2030
Interest-bearing liabilities			1,026		1,223
Changes in fair value due to changes in credit risk 2025	kr (5)
Cumulative changes in fair value due to changes in credit risk 2025	kr 44
Bilateral Loans And Syndicated Loans [Member] | Dec 18, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $		$ 273
Currency	USD
Maturity date	Dec 18, 2030
Interest-bearing liabilities			2,561		3,041
Changes in fair value due to changes in credit risk 2025	kr 12
Cumulative changes in fair value due to changes in credit risk 2025	kr 49
Bilateral Loans And Syndicated Loans [Member] | Feb 15 2031 [Member]
Disclosure Of Borrowings [Line Items]
Nominal amount			184
Currency	USD
Maturity date	Feb 15, 2031
Interest-bearing liabilities			1,726		2,050
Changes in fair value due to changes in credit risk 2025	kr 8
Cumulative changes in fair value due to changes in credit risk 2025	kr 31
Bilateral Loans And Syndicated Loans [Member] | July 14 2031 [Member]
Disclosure Of Borrowings [Line Items]
Nominal amount			108
Currency	USD
Maturity date	Jul 14, 2031
Interest-bearing liabilities			1,014		1,207
Changes in fair value due to changes in credit risk 2025	kr 2
Cumulative changes in fair value due to changes in credit risk 2025	21
Commercial papers [member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities			0		1,607
Changes in fair value due to changes in credit risk 2025	0
Cumulative changes in fair value due to changes in credit risk 2025	kr 0
Commercial papers [member] | Feb - Mar 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount			1,615
Currency	SEK
Maturity date	Feb–Mar 2025
Interest-bearing liabilities			kr 0		kr 1,607
Changes in fair value due to changes in credit risk 2025	kr 0
Cumulative changes in fair value due to changes in credit risk 2025	kr 0